American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
November 30, 2022

Avantis Core Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 62.3%
Aerospace and Defense — 1.6%
Boeing Co., 2.20%, 2/4/26	100,000	90,946
Boeing Co., 2.80%, 3/1/27	25,000	22,660
Boeing Co., 5.15%, 5/1/30	1,000,000	976,905
General Dynamics Corp., 3.625%, 4/1/30	723,000	684,281
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,024,000	939,093
Lockheed Martin Corp., 3.55%, 1/15/26	338,000	330,536
Lockheed Martin Corp., 5.25%, 1/15/33	550,000	572,639
Northrop Grumman Corp., 3.25%, 1/15/28	242,000	224,638
Precision Castparts Corp., 3.25%, 6/15/25	351,000	341,425
Raytheon Technologies Corp., 3.50%, 3/15/27	65,000	61,182
Textron, Inc., 4.00%, 3/15/26	273,000	264,216
Textron, Inc., 3.65%, 3/15/27	61,000	57,187
Textron, Inc., 2.45%, 3/15/31	489,000	394,531
		4,960,239
Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	1,152,000	1,159,888
Southwest Airlines Co., 2.625%, 2/10/30	677,000	565,329
		1,725,217
Auto Components — 0.2%
BorgWarner, Inc., 2.65%, 7/1/27	560,000	503,002
Automobiles — 0.9%
American Honda Finance Corp., 1.00%, 9/10/25	100,000	90,616
American Honda Finance Corp., 2.35%, 1/8/27	802,000	731,724
General Motors Co., 4.20%, 10/1/27	322,000	306,637
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	43,871
Toyota Motor Credit Corp., 3.05%, 3/22/27	200,000	188,052
Toyota Motor Credit Corp., 2.15%, 2/13/30	100,000	84,997
Toyota Motor Credit Corp., 3.375%, 4/1/30	530,000	487,111
Toyota Motor Credit Corp., 1.65%, 1/10/31	1,011,000	806,215
		2,739,223
Banks — 8.2%
African Development Bank, 0.75%, 4/3/23	110,000	108,630
African Development Bank, 0.875%, 7/22/26	403,000	355,275
Asian Development Bank, 2.625%, 1/30/24	1,111,000	1,086,289
Asian Development Bank, 0.625%, 10/8/24	322,000	300,259
Asian Development Bank, 0.375%, 9/3/25	753,000	676,375
Asian Development Bank, 2.375%, 8/10/27	40,000	37,300
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	186,000	179,099
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	494,000	449,181
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	200,000	196,355
Bank of Montreal, Series E, 3.30%, 2/5/24	735,000	721,719
Bank of Nova Scotia, 3.40%, 2/11/24	163,000	160,245
Citigroup, Inc., 3.20%, 10/21/26	1,100,000	1,027,809
Citizens Financial Group, Inc., 2.50%, 2/6/30	200,000	163,408
Council Of Europe Development Bank, 2.50%, 2/27/24	121,000	118,045
Council Of Europe Development Bank, 0.25%, 10/20/23	126,000	120,999
Discover Bank, 4.65%, 9/13/28	600,000	560,570
European Bank for Reconstruction & Development, 0.50%, 5/19/25	215,000	196,312
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	89,080

European Investment Bank, 3.125%, 12/14/23	100,000	98,486
European Investment Bank, 0.625%, 7/25/25	686,000	625,516
European Investment Bank, 1.375%, 3/15/27	178,000	160,157
European Investment Bank, 4.875%, 2/15/36	181,000	196,995
Export Development Canada, 2.625%, 2/21/24	300,000	292,304
Fifth Third Bancorp, 3.65%, 1/25/24	401,000	394,828
Fifth Third Bancorp, 2.55%, 5/5/27	1,357,000	1,223,257
Inter-American Development Bank, 3.00%, 10/4/23	100,000	98,540
Inter-American Development Bank, 0.25%, 11/15/23	100,000	95,610
Inter-American Development Bank, 0.625%, 7/15/25	418,000	381,071
Inter-American Development Bank, 2.00%, 7/23/26	630,000	585,526
Inter-American Development Bank, 2.375%, 7/7/27	227,000	211,684
Inter-American Development Bank, 3.125%, 9/18/28	408,000	390,353
Inter-American Development Bank, 1.125%, 1/13/31	579,000	469,089
Intercontinental Exchange, Inc., 4.00%, 9/15/27	212,000	208,110
International Bank for Reconstruction & Development, 1.75%, 4/19/23	50,000	49,456
International Bank for Reconstruction & Development, 0.875%, 7/15/26	225,000	200,642
International Bank for Reconstruction & Development, 0.75%, 11/24/27	630,000	539,197
International Bank for Reconstruction & Development, 0.875%, 5/14/30	424,000	342,238
International Finance Corp., 2.875%, 7/31/23	50,000	49,377
JPMorgan Chase & Co., 5.50%, 10/15/40	999,000	1,004,092
Kreditanstalt fuer Wiederaufbau, 0.25%, 10/19/23	47,000	45,186
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	211,000	197,955
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	322,000	305,523
Kreditanstalt fuer Wiederaufbau, 0.375%, 7/18/25	136,000	123,169
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	623,000	592,941
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	253,000	230,769
Oesterreichische Kontrollbank AG, 2.875%, 3/13/23	75,000	74,641
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	722,000	680,371
PNC Financial Services Group, Inc., 3.15%, 5/19/27	1,597,000	1,481,199
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	444,000	439,043
Toronto-Dominion Bank, 0.75%, 1/6/26	622,000	549,208
Toronto-Dominion Bank, 4.11%, 6/8/27	994,000	960,760
Truist Financial Corp., 3.70%, 6/5/25	700,000	681,282
US Bancorp, 3.95%, 11/17/25	640,000	628,161
US Bancorp, 3.90%, 4/26/28	25,000	23,998
US Bancorp, 1.375%, 7/22/30	1,932,000	1,507,491
Wells Fargo & Co., 3.55%, 9/29/25	787,000	763,144
Wells Fargo & Co., 3.00%, 10/23/26	1,019,000	952,216
Westpac Banking Corp., 2.70%, 8/19/26	300,000	280,260
Westpac Banking Corp., 3.35%, 3/8/27	590,000	560,836
Westpac Banking Corp., 3.40%, 1/25/28	212,000	200,600
		25,442,231
Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	111,000	107,540
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	322,000	406,656
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	75,000	67,900
Coca-Cola Co., 3.45%, 3/25/30	679,000	633,397
Coca-Cola Co., 1.375%, 3/15/31	923,000	730,554
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	55,105
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	469,000	413,538
Molson Coors Beverage Co., 3.00%, 7/15/26	728,000	683,179
PepsiCo, Inc., 3.00%, 10/15/27	875,000	827,386
PepsiCo, Inc., 1.625%, 5/1/30	742,000	613,921
PepsiCo, Inc., 1.40%, 2/25/31	61,000	48,904
		4,588,080

Biotechnology — 0.6%
AbbVie, Inc., 3.20%, 11/21/29	272,000	248,596
AbbVie, Inc., 4.50%, 5/14/35	1,651,000	1,565,455
		1,814,051
Capital Markets — 4.1%
Ameriprise Financial, Inc., 2.875%, 9/15/26	1,171,000	1,093,641
Bank of New York Mellon Corp., 1.05%, 10/15/26	305,000	265,815
Bank of New York Mellon Corp., 3.85%, 4/28/28	570,000	548,664
Bank of New York Mellon Corp., 3.85%, 4/26/29	125,000	116,918
BlackRock, Inc., 3.25%, 4/30/29	2,013,000	1,872,666
Brookfield Finance, Inc., 3.90%, 1/25/28	1,378,000	1,282,695
Charles Schwab Corp., 3.20%, 3/2/27	100,000	94,591
Charles Schwab Corp., 2.75%, 10/1/29	1,326,000	1,163,788
Charles Schwab Corp., 1.65%, 3/11/31	555,000	435,894
Franklin Resources, Inc., 1.60%, 10/30/30	649,000	503,910
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,675,000	1,610,474
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	133,342
Lazard Group LLC, 4.375%, 3/11/29	906,000	845,449
Morgan Stanley, 7.25%, 4/1/32	1,200,000	1,374,343
Nasdaq, Inc., 3.85%, 6/30/26	888,000	860,428
Nasdaq, Inc., 2.50%, 12/21/40	666,000	437,865
S&P Global, Inc., 2.95%, 1/22/27	75,000	70,898
		12,711,381
Chemicals — 2.4%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	636,000	584,562
Dow Chemical Co., 4.80%, 11/30/28	888,000	876,748
Eastman Chemical Co., 3.80%, 3/15/25	1,772,000	1,730,027
EI du Pont de Nemours and Co., 2.30%, 7/15/30	782,000	656,209
Linde, Inc., 3.20%, 1/30/26	80,000	77,432
Mosaic Co., 4.05%, 11/15/27	25,000	23,868
Mosaic Co., 5.45%, 11/15/33	1,125,000	1,092,097
Nutrien Ltd., 2.95%, 5/13/30	651,000	559,889
PPG Industries, Inc., 1.20%, 3/15/26	469,000	416,554
RPM International, Inc., 4.55%, 3/1/29	858,000	798,989
Westlake Corp., 3.60%, 8/15/26	120,000	112,787
Westlake Corp., 3.375%, 6/15/30	671,000	579,340
		7,508,502
Commercial Services and Supplies†
Waste Management, Inc., 1.15%, 3/15/28	50,000	41,957
Construction and Engineering — 0.3%
Quanta Services, Inc., 2.90%, 10/1/30	1,060,000	882,000
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 3.50%, 12/15/27	270,000	252,008
Consumer Finance — 0.6%
Ally Financial, Inc., 2.20%, 11/2/28	530,000	423,604
Capital One Financial Corp., 3.75%, 3/9/27	860,000	811,578
Capital One Financial Corp., 3.80%, 1/31/28	750,000	701,481
		1,936,663
Containers and Packaging — 0.3%
Sonoco Products Co., 2.85%, 2/1/32	494,000	404,813
WRKCo, Inc., 3.375%, 9/15/27	68,000	62,193
WRKCo, Inc., 4.90%, 3/15/29	358,000	346,294
		813,300
Diversified Financial Services — 0.7%
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	600,000	561,970

Equitable Holdings, Inc., 4.35%, 4/20/28	1,242,000	1,182,625
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	249,583
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	175,000	163,871
		2,158,049
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 4.50%, 5/15/35	710,000	651,251
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	965,000	1,151,098
Verizon Communications, Inc., 2.55%, 3/21/31	415,000	346,442
Verizon Communications, Inc., 4.40%, 11/1/34	460,000	425,296
		2,574,087
Electric Utilities — 4.7%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	1,120,000	1,110,038
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	93,187
DTE Electric Co., 2.25%, 3/1/30	1,024,000	867,956
DTE Electric Co., Series C, 2.625%, 3/1/31	260,000	222,436
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,531,000	1,625,512
Duke Energy Florida LLC, 3.80%, 7/15/28	40,000	38,244
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	173,453
Entergy Arkansas LLC, 4.00%, 6/1/28	623,000	589,553
Entergy Louisiana LLC, 2.40%, 10/1/26	686,000	625,080
Entergy Louisiana LLC, 3.05%, 6/1/31	302,000	260,806
Florida Power & Light Co., 3.125%, 12/1/25	565,000	542,895
IPALCO Enterprises, Inc., 4.25%, 5/1/30	538,000	483,013
MidAmerican Energy Co., 6.75%, 12/30/31	1,251,000	1,417,115
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	950,000	789,080
PacifiCorp, 2.70%, 9/15/30	90,000	77,071
PPL Electric Utilities Corp., 6.25%, 5/15/39	963,000	1,043,520
Public Service Electric and Gas Co., 3.00%, 5/15/27	1,070,000	1,001,133
Puget Energy, Inc., 2.38%, 6/15/28	489,000	418,806
Puget Energy, Inc., 4.10%, 6/15/30	307,000	276,252
Southwestern Electric Power Co., Series M, 4.10%, 9/15/28	454,000	434,035
Union Electric Co., 2.95%, 3/15/30	2,172,000	1,918,001
Wisconsin Power and Light Co., 3.00%, 7/1/29	422,000	375,929
		14,383,115
Electronic Equipment, Instruments and Components — 0.5%
Flex Ltd., 3.75%, 2/1/26	50,000	47,163
Jabil, Inc., 3.00%, 1/15/31	400,000	327,979
Trimble, Inc., 4.90%, 6/15/28	275,000	266,726
Tyco Electronics Group SA, 3.125%, 8/15/27	973,000	907,210
		1,549,078
Energy Equipment and Services — 0.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	217,000	202,850
Schlumberger Investment SA, 2.65%, 6/26/30	417,000	363,134
		565,984
Entertainment — 0.1%
Take-Two Interactive Software, Inc., 3.70%, 4/14/27	300,000	284,742
Equity Real Estate Investment Trusts (REITs) — 5.2%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	100,000	87,360
American Homes 4 Rent LP, 4.25%, 2/15/28	761,000	709,811
American Tower Corp., 2.75%, 1/15/27	350,000	317,032
American Tower Corp., 3.60%, 1/15/28	210,000	193,288
American Tower Corp., 2.90%, 1/15/30	1,246,000	1,068,219
AvalonBay Communities, Inc., 3.20%, 1/15/28	726,000	669,389
Boston Properties LP, 3.65%, 2/1/26	1,067,000	1,015,361
Brixmor Operating Partnership LP, 3.90%, 3/15/27	625,000	573,364

Camden Property Trust, 2.80%, 5/15/30	1,075,000	925,420
Crown Castle, Inc., 2.10%, 4/1/31	1,070,000	849,382
Digital Realty Trust LP, 3.60%, 7/1/29	1,246,000	1,131,165
Equinix, Inc., 1.25%, 7/15/25	252,000	227,788
Equinix, Inc., 2.90%, 11/18/26	175,000	160,061
Equinix, Inc., 2.00%, 5/15/28	592,000	498,327
Equinix, Inc., 3.90%, 4/15/32	820,000	731,838
Highwoods Realty LP, 4.125%, 3/15/28	272,000	247,809
Highwoods Realty LP, 2.60%, 2/1/31	301,000	230,308
Kimco Realty Corp., 2.80%, 10/1/26	400,000	368,402
Kimco Realty Corp., 1.90%, 3/1/28	222,000	186,810
Prologis LP, 3.25%, 10/1/26	358,000	338,411
Prologis LP, 2.25%, 4/15/30	1,160,000	971,513
Public Storage, 1.85%, 5/1/28	1,660,000	1,429,609
Public Storage, 2.30%, 5/1/31	716,000	593,264
Realty Income Corp., 3.65%, 1/15/28	232,000	217,600
Realty Income Corp., 2.85%, 12/15/32	90,000	73,990
Sun Communities Operating LP, 2.30%, 11/1/28	100,000	82,363
UDR, Inc., 2.10%, 8/1/32	1,423,000	1,059,403
Ventas Realty LP, 3.00%, 1/15/30	464,000	394,626
Ventas Realty LP, 4.75%, 11/15/30	504,000	476,144
Welltower, Inc., 4.25%, 4/1/26	174,000	169,246
		15,997,303
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
Alphabet, Inc., 1.10%, 8/15/30	1,055,000	840,432
Food and Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	158,000	151,353
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	333,000	289,626
Walmart, Inc., 3.55%, 6/26/25	322,000	317,913
		758,892
Food Products — 1.5%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,023,000	1,845,707
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	206,407
Campbell Soup Co., 4.15%, 3/15/28	659,000	637,583
Conagra Brands, Inc., 5.30%, 11/1/38	10,000	9,543
General Mills, Inc., 3.20%, 2/10/27	297,000	282,612
General Mills, Inc., 4.20%, 4/17/28	469,000	461,113
Ingredion, Inc., 2.90%, 6/1/30	459,000	393,462
Mondelez International, Inc., 1.50%, 2/4/31	821,000	635,409
		4,471,836
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	518,000	445,304
Health Care Equipment and Supplies — 0.5%
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,233,000	1,191,393
Smith & Nephew PLC, 2.03%, 10/14/30	248,000	194,477
		1,385,870
Health Care Providers and Services — 1.4%
Cigna Corp., 3.20%, 3/15/40	938,000	723,057
CVS Health Corp., 2.875%, 6/1/26	25,000	23,532
HCA, Inc., 4.50%, 2/15/27	375,000	360,807
HCA, Inc., 4.125%, 6/15/29	1,266,000	1,158,254
UnitedHealth Group, Inc., 3.45%, 1/15/27	1,352,000	1,299,206
UnitedHealth Group, Inc., 5.25%, 2/15/28	825,000	849,140
		4,413,996

Hotels, Restaurants and Leisure — 0.7%
Expedia Group, Inc., 4.625%, 8/1/27	30,000	29,004
Expedia Group, Inc., 3.25%, 2/15/30	412,000	352,728
Hyatt Hotels Corp., 4.85%, 3/15/26	60,000	59,198
McDonald's Corp., 4.70%, 12/9/35	322,000	312,645
Starbucks Corp., 4.00%, 11/15/28	1,511,000	1,456,273
		2,209,848
Household Durables — 0.2%
Lennar Corp., 5.25%, 6/1/26	200,000	197,800
Lennar Corp., 5.00%, 6/15/27	546,000	535,959
		733,759
Industrial Conglomerates — 0.9%
3M Co., 5.70%, 3/15/37	1,226,000	1,299,708
Honeywell International, Inc., 1.75%, 9/1/31	1,450,000	1,164,392
Honeywell International, Inc., 5.00%, 2/15/33	275,000	283,313
		2,747,413
Insurance — 1.3%
Athene Holding Ltd., 4.125%, 1/12/28	444,000	406,356
Chubb INA Holdings, Inc., 3.15%, 3/15/25	969,000	937,263
Chubb INA Holdings, Inc., 1.375%, 9/15/30	393,000	309,977
First American Financial Corp., 4.00%, 5/15/30	66,000	55,833
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	105,000	90,066
MetLife, Inc., 3.60%, 11/13/25	812,000	791,810
Progressive Corp., 2.45%, 1/15/27	101,000	92,876
Prudential PLC, 3.125%, 4/14/30	1,019,000	892,461
Willis North America, Inc., 4.50%, 9/15/28	500,000	473,106
		4,049,748
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 5.20%, 12/3/25	200,000	204,904
Amazon.com, Inc., 1.20%, 6/3/27	748,000	653,631
		858,535
IT Services — 0.7%
International Business Machines Corp., 1.95%, 5/15/30	1,659,000	1,365,478
Leidos, Inc., 4.375%, 5/15/30	964,000	880,701
		2,246,179
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	433,000	401,756
Machinery — 0.8%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	100,889
Caterpillar Financial Services Corp., 1.10%, 9/14/27	100,000	86,033
IDEX Corp., 3.00%, 5/1/30	277,000	240,341
John Deere Capital Corp., 3.05%, 1/6/28	436,000	409,380
John Deere Capital Corp., 1.45%, 1/15/31	262,000	206,403
Kennametal, Inc., 4.625%, 6/15/28	108,000	102,136
Oshkosh Corp., 4.60%, 5/15/28	858,000	812,975
Parker-Hannifin Corp., 4.20%, 11/21/34	383,000	353,425
		2,311,582
Media — 0.7%
Comcast Corp., 2.65%, 2/1/30	1,623,000	1,419,097
Comcast Corp., 4.25%, 10/15/30	630,000	608,015
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	222,000	209,977
		2,237,089
Metals and Mining — 0.3%
Kinross Gold Corp., 4.50%, 7/15/27	95,000	90,619
Steel Dynamics, Inc., 3.25%, 1/15/31	1,000,000	855,695
		946,314

Multiline Retail — 0.9%
Dollar Tree, Inc., 4.20%, 5/15/28	1,814,000	1,733,787
Target Corp., 2.65%, 9/15/30	1,372,000	1,190,072
		2,923,859
Multi-Utilities — 0.5%
Dominion Energy, Inc., 4.25%, 6/1/28	150,000	143,888
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,625,000	1,304,314
		1,448,202
Oil, Gas and Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 5.95%, 6/1/26	125,000	127,526
Boardwalk Pipelines LP, 4.80%, 5/3/29	930,000	878,557
BP Capital Markets America, Inc., 3.63%, 4/6/30	948,000	882,235
BP Capital Markets PLC, 3.28%, 9/19/27	370,000	350,252
Burlington Resources LLC, 7.40%, 12/1/31	80,000	92,950
Canadian Natural Resources Ltd., 2.95%, 7/15/30	598,000	511,430
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	996,000	998,046
Chevron USA, Inc., 3.85%, 1/15/28	957,000	930,887
Continental Resources, Inc., 4.375%, 1/15/28	530,000	487,986
Devon Energy Corp., 4.50%, 1/15/30	530,000	497,813
Enbridge, Inc., 1.60%, 10/4/26	750,000	659,879
Enbridge, Inc., 3.125%, 11/15/29	292,000	257,859
Energy Transfer LP, 4.95%, 5/15/28	530,000	511,083
Enterprise Products Operating LLC, 3.70%, 2/15/26	80,000	77,407
Equinor ASA, 3.70%, 3/1/24	270,000	266,719
Equinor ASA, 2.875%, 4/6/25	444,000	427,353
Exxon Mobil Corp., 3.04%, 3/1/26	333,000	319,086
Exxon Mobil Corp., 2.44%, 8/16/29	595,000	526,755
Exxon Mobil Corp., 2.61%, 10/15/30	1,956,000	1,730,445
Hess Corp., 4.30%, 4/1/27	35,000	33,669
Hess Corp., 7.875%, 10/1/29	21,000	23,545
Kinder Morgan, Inc., 5.30%, 12/1/34	595,000	566,049
Marathon Petroleum Corp., 4.70%, 5/1/25	440,000	436,573
MPLX LP, 2.65%, 8/15/30	1,281,000	1,052,340
Phillips 66, 3.90%, 3/15/28	484,000	459,777
Pioneer Natural Resources Co., 1.90%, 8/15/30	963,000	770,313
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	250,000	241,091
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	140,000	138,264
Shell International Finance BV, 3.25%, 5/11/25	277,000	269,355
Shell International Finance BV, 2.50%, 9/12/26	418,000	392,068
Shell International Finance BV, 2.75%, 4/6/30	2,163,000	1,921,696
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	209,981
TransCanada PipeLines Ltd., 4.25%, 5/15/28	126,000	120,524
Valero Energy Corp., 6.625%, 6/15/37	333,000	359,329
Valero Energy Partners LP, 4.50%, 3/15/28	793,000	777,076
Williams Cos., Inc., 4.00%, 9/15/25	757,000	738,601
		19,044,519
Personal Products†
Unilever Capital Corp., 5.90%, 11/15/32	70,000	76,560
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 2.25%, 5/28/31	322,000	270,670
AstraZeneca PLC, 4.00%, 1/17/29	649,000	630,979
Bristol-Myers Squibb Co., 1.45%, 11/13/30	384,000	306,734
Bristol-Myers Squibb Co., 2.95%, 3/15/32	300,000	265,190
Eli Lilly & Co., 3.375%, 3/15/29	310,000	294,742
Johnson & Johnson, 0.55%, 9/1/25	40,000	36,387

Johnson & Johnson, 2.90%, 1/15/28	484,000	457,280
Johnson & Johnson, 3.625%, 3/3/37	100,000	90,293
Merck & Co., Inc., 0.75%, 2/24/26	520,000	465,817
Merck & Co., Inc., 3.40%, 3/7/29	524,000	494,137
Mylan, Inc., 4.55%, 4/15/28	100,000	94,292
Novartis Capital Corp., 3.10%, 5/17/27	257,000	246,277
Novartis Capital Corp., 2.20%, 8/14/30	175,000	150,451
Royalty Pharma PLC, 2.20%, 9/2/30	888,000	704,394
Sanofi, 3.625%, 6/19/28	751,000	722,015
		5,229,658
Professional Services — 0.3%
Verisk Analytics, Inc., 4.125%, 3/15/29	944,000	893,401
Road and Rail — 0.4%
Canadian National Railway Co., 6.25%, 8/1/34	358,000	395,321
CSX Corp., 4.10%, 11/15/32	600,000	570,689
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	116,795
Norfolk Southern Corp., 3.80%, 8/1/28	153,000	146,537
		1,229,342
Semiconductors and Semiconductor Equipment — 2.7%
Broadcom, Inc., 4.30%, 11/15/32	610,000	543,540
Broadcom, Inc., 2.60%, 2/15/33(1)	741,000	560,605
Intel Corp., 4.15%, 8/5/32	300,000	283,551
Intel Corp., 4.60%, 3/25/40	431,000	399,370
KLA Corp., 4.65%, 7/15/32	275,000	272,557
Lam Research Corp., 3.75%, 3/15/26	630,000	615,707
Marvell Technology, Inc., 2.95%, 4/15/31	1,049,000	858,092
Micron Technology, Inc., 4.19%, 2/15/27	297,000	284,143
NVIDIA Corp., 2.85%, 4/1/30	2,653,000	2,344,440
NVIDIA Corp., 2.00%, 6/15/31	358,000	291,371
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	504,000	506,360
QUALCOMM, Inc., 3.25%, 5/20/27	1,500,000	1,433,751
		8,393,487
Software — 1.9%
Adobe, Inc., 2.30%, 2/1/30	527,000	453,953
Autodesk, Inc., 2.85%, 1/15/30	2,188,000	1,905,312
Oracle Corp., 3.25%, 5/15/30	392,000	342,408
Oracle Corp., 2.875%, 3/25/31	1,025,000	858,415
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	115,459
Salesforce, Inc., 1.95%, 7/15/31	1,550,000	1,263,811
VMware, Inc., 1.80%, 8/15/28	146,000	120,623
VMware, Inc., 4.70%, 5/15/30	752,000	707,332
		5,767,313
Specialty Retail — 1.3%
AutoNation, Inc., 3.80%, 11/15/27	116,000	104,963
Home Depot, Inc., 2.80%, 9/14/27	210,000	196,728
Home Depot, Inc., 2.95%, 6/15/29	2,023,000	1,848,375
Home Depot, Inc., 3.30%, 4/15/40	247,000	200,631
Lowe's Cos., Inc., 5.00%, 4/15/40	20,000	18,925
O'Reilly Automotive, Inc., 4.35%, 6/1/28	775,000	752,918
TJX Cos., Inc., 1.15%, 5/15/28	1,196,000	1,004,995
		4,127,535
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc., 3.25%, 2/23/26	348,000	336,937
Apple, Inc., 3.20%, 5/11/27	614,000	589,863
Apple, Inc., 3.00%, 11/13/27	300,000	283,984

Apple, Inc., 2.20%, 9/11/29	327,000	286,387
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	594,000	622,946
HP, Inc., 4.75%, 1/15/28	50,000	48,655
HP, Inc., 3.40%, 6/17/30	1,570,000	1,355,235
		3,524,007
Textiles, Apparel and Luxury Goods — 0.8%
NIKE, Inc., 2.85%, 3/27/30	2,827,000	2,544,361
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.625%, 12/1/27	321,000	287,740
Transportation Infrastructure — 0.3%
FedEx Corp. 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	1,063,628	876,837
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.75%, 4/15/27	210,000	199,055
T-Mobile USA, Inc., 2.55%, 2/15/31	1,032,000	856,714
T-Mobile USA, Inc., 2.25%, 11/15/31	756,000	602,472
		1,658,241
TOTAL CORPORATE BONDS (Cost $205,672,448)		192,513,827
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,000,000	2,183,008
U.S. Treasury Bonds, 1.125%, 8/15/40	3,286,800	2,089,493
U.S. Treasury Bonds, 1.875%, 2/15/41	1,767,600	1,278,437
U.S. Treasury Bonds, 2.25%, 5/15/41	1,400,200	1,076,759
U.S. Treasury Bonds, 2.00%, 11/15/41	4,865,200	3,546,085
U.S. Treasury Bonds, 2.75%, 8/15/42	5,950,000	4,905,031
U.S. Treasury Bonds, 2.875%, 5/15/43	2,250,000	1,882,925
U.S. Treasury Bonds, 2.50%, 2/15/45	2,997,000	2,313,309
U.S. Treasury Bonds, 2.875%, 8/15/45	2,120,000	1,747,137
U.S. Treasury Notes, 0.125%, 12/15/23	1,500,000	1,430,170
U.S. Treasury Notes, 0.875%, 1/31/24	5,600,000	5,362,000
U.S. Treasury Notes, 2.25%, 3/31/24	5,517,000	5,350,089
U.S. Treasury Notes, 0.375%, 4/15/24	5,559,400	5,248,638
U.S. Treasury Notes, 2.50%, 5/15/24	4,850,000	4,707,721
U.S. Treasury Notes, 1.50%, 11/30/24	3,873,200	3,662,897
U.S. Treasury Notes, 2.25%, 12/31/24	3,500,000	3,356,855
U.S. Treasury Notes, 1.375%, 1/31/25(2)	3,790,200	3,564,861
U.S. Treasury Notes, 2.75%, 2/28/25	3,268,800	3,164,224
U.S. Treasury Notes, 0.375%, 4/30/25	1,767,600	1,613,867
U.S. Treasury Notes, 2.75%, 8/31/25	1,447,300	1,395,797
U.S. Treasury Notes, 2.625%, 12/31/25	1,943,800	1,863,998
U.S. Treasury Notes, 2.625%, 1/31/26	2,725,000	2,610,678
U.S. Treasury Notes, 0.75%, 3/31/26	2,650,000	2,383,292
U.S. Treasury Notes, 0.875%, 9/30/26	2,297,600	2,047,018
U.S. Treasury Notes, 0.375%, 9/30/27	3,313,200	2,811,302
U.S. Treasury Notes, 1.375%, 10/31/28	4,152,600	3,620,873
U.S. Treasury Notes, 2.625%, 2/15/29	1,547,000	1,446,566
TOTAL U.S. TREASURY SECURITIES (Cost $81,053,758)		76,663,030
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.5%
GNMA, 4.00%, TBA	5,500,000	5,251,426
GNMA, 4.50%, TBA	4,000,000	3,918,906
GNMA, 5.00%, TBA	4,000,000	3,997,500
GNMA, 4.50%, TBA	4,000,000	3,919,219
UMBS, 2.50%, TBA	1,500,000	1,386,322

UMBS, 2.50%, TBA	3,000,000	2,775,456
UMBS, 2.00%, TBA	2,500,000	2,249,560
UMBS, 4.00%, TBA	1,000,000	977,812
UMBS, 4.50%, TBA	1,000,000	996,306
UMBS, 2.00%, TBA	2,500,000	2,252,881
UMBS, 3.00%, TBA	3,250,000	2,877,610
UMBS, 4.00%, TBA	2,250,000	2,128,271
UMBS, 4.50%, TBA	5,000,000	4,867,969
UMBS, 5.00%, TBA	5,000,000	4,976,562
UMBS, 5.50%, TBA	4,000,000	4,046,659
UMBS, 3.00%, TBA	5,000,000	4,430,804
UMBS, 4.00%, TBA	3,500,000	3,312,012
UMBS, 4.50%, TBA	3,000,000	2,921,016
UMBS, 5.00%, TBA	3,000,000	2,985,469
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $58,868,213)		60,271,760
U.S. GOVERNMENT AGENCY SECURITIES — 2.6%
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	100,000	93,356
FHLB, 3.375%, 12/8/23	150,000	147,850
FHLB, 3.625%, 2/28/24	950,000	935,595
FHLB, 2.75%, 12/13/24	15,000	14,498
FHLB, 2.375%, 3/14/25	50,000	47,860
FHLB, 3.125%, 6/13/25	50,000	48,663
FHLB, 0.375%, 9/4/25	125,000	112,711
FHLB, 1.25%, 12/21/26	200,000	179,582
FHLB, 3.00%, 3/12/27	50,000	47,998
FHLB, 3.25%, 11/16/28	1,070,000	1,035,527
FHLMC, 5.31%, 11/15/24	250,000	250,003
FHLMC, 4.00%, 11/25/24	450,000	443,777
FHLMC, 1.50%, 2/12/25	50,000	47,030
FHLMC, 0.375%, 7/21/25	251,000	227,300
FHLMC, 0.375%, 9/23/25	646,000	581,460
FNMA, 2.50%, 2/5/24	30,000	29,258
FNMA, 1.625%, 10/15/24	237,000	224,822
FNMA, 0.625%, 4/22/25	125,000	114,505
FNMA, 0.50%, 6/17/25	100,000	91,091
FNMA, 0.375%, 8/25/25	100,000	90,296
FNMA, 6.25%, 5/15/29	221,000	249,199
FNMA, 7.125%, 1/15/30	105,000	125,030
FNMA, 7.25%, 5/15/30	20,000	24,122
FNMA, 6.625%, 11/15/30	361,000	423,265
FNMA, 5.625%, 7/15/37	408,000	457,297
Tennessee Valley Authority, 0.75%, 5/15/25	105,000	95,797
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	57,177
Tennessee Valley Authority, 7.125%, 5/1/30	1,106,000	1,301,905
Tennessee Valley Authority, Series B, 4.70%, 7/15/33	400,000	406,768
Tennessee Valley Authority, 5.88%, 4/1/36	90,000	100,528
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,408,885)		8,004,270
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.1%
Export Development Canada, 3.375%, 8/26/25	250,000	244,325
Sweden — 0.1%
Svensk Exportkredit AB, 0.625%, 5/14/25	200,000	182,885
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $438,064)		427,210

SHORT-TERM INVESTMENTS(3) — 8.9%
U.S. Treasury Bills(4) — 8.9%
U.S. Treasury Bills, 3.80%, 12/8/22	500,000	499,650
U.S. Treasury Bills, 3.59%, 12/13/22	3,400,000	3,396,011
U.S. Treasury Bills, 4.03%, 1/17/23	4,500,000	4,476,448
U.S. Treasury Bills, 4.14%, 1/24/23	500,000	496,989
U.S. Treasury Bills, 4.11%, 1/31/23	5,500,000	5,461,796
U.S. Treasury Bills, 4.17%, 2/2/23	9,250,000	9,184,966
U.S. Treasury Bills, 4.23%, 2/21/23	4,000,000	3,962,341
TOTAL SHORT-TERM INVESTMENTS (Cost $27,479,504)		27,478,201
TOTAL INVESTMENT SECURITIES—118.3% (Cost $381,920,872)		365,358,298
OTHER ASSETS AND LIABILITIES — (18.3)%		(56,452,638)
TOTAL NET ASSETS — 100.0%		$308,905,660

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	10	March 2023	$1,135,000	$5,840
U.S. Treasury Long Bonds	65	March 2023	8,255,000	21,788
			$9,390,000	$27,628
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 38	Sell	1.00%	6/20/27	$5,000,000	$36,301	$37,671	$73,972
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	-	Uniform Mortgage-Backed Securities
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,122,575, which represented 0.4% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,830,207.
(3)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $349,744.
(4) The rate indicated is the yield to maturity at purchase for non–interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$192,513,827	—
U.S. Treasury Securities	—	76,663,030	—
U.S. Government Agency Mortgage-Backed Securities	—	60,271,760	—
U.S. Government Agency Securities	—	8,004,270	—
Sovereign Governments and Agencies	—	427,210	—
Short-Term Investments	—	27,478,201	—
	—	$365,358,298	—
Other Financial Instruments
Futures Contracts	$27,628	—	—
Swap Agreements	—	$73,972	—
	$27,628	$73,972	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.